Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
As of December 31, 2017 and 2018, amounts due from/to related parties are summarized as below:

	As of December 31,
	2017	2018
	RMB	RMB
Amounts due from related parties, current
Tencent	152,706	167,963
Finance Business	58,164	82,725
Others	8,769	7,866
Total	219,639	258,554

Amounts due from related parties, non-current
Finance Business	510,908	491,656
Total	510,908	491,656

Amounts due to related parties, current
Tencent	38,264	45,854
Others	12,320	10,758
Total	50,584	56,612